Investment Securities	12 Months Ended
Dec. 31, 2016
Investments Debt And Equity Securities [Abstract]
Investment Securities
(4)    Investment Securities
The amortized cost, gross unrealized gains and losses, and fair value of debt securities classified as available-for-sale at December 31, 2016 and 2015 are shown below:
(in thousands)	Total Amortized Cost	Gross Unrealized		Fair Value
		Gains	Losses
December 31, 2016
U.S. government and federal agency obligations	$13,667	$0	$(303)	$13,364
Government sponsored enterprises	32,786	2	(329)	32,459
Obligations of states and political subdivisions	42,666	123	(757)	42,032
Mortgage-backed securities:
Residential - government agencies	127,527	124	(1,995)	125,656
Commercial - government agencies	989	12	0	1,001
Total mortgage-backed securities	128,516	136	(1,995)	126,657
Total available-for-sale securities	$217,635	$261	$(3,384)	$214,512

December 31, 2015
Government sponsored enterprises	$73,605	$127	$(235)	$73,497
Obligations of states and political subdivisions	32,224	493	(11)	32,706
Mortgage-backed securities:
Residential - government agencies	129,193	432	(1,768)	127,857
Commercial - government agencies	986	8	0	994
Total mortgage-backed securities	130,179	440	(1,768)	128,851
Total available-for-sale securities	$236,008	$1,060	$(2,014)	$235,054

All of the Company’s investment securities are classified as available for sale. Agency bonds and notes, small business administration guaranteed loan certificates (SBA), residential and commercial agency mortgage-backed securities, and agency collateralized mortgage obligations (CMO) include securities issued by the Government National Mortgage Association (GNMA), a U.S. government agency, and the Federal National Mortgage Association (FNMA), the Federal Home Loan Mortgage Corporation (FHLMC) and the Federal Home Loan Bank (FHLB), which are U.S. government-sponsored enterprises.
Other Investments and securities primarily consist of Federal Home Loan Bank stock, subordinated debt equity securities, and the Company’s interest in statutory trusts. These securities are reported at cost in other assets in the amount of  $9.8 million and $8.0 million as of December 31, 2016 and 2015, respectively.
Debt securities with carrying values aggregating approximately $167.6 million and $182.7 million at December 31, 2016 and December 31, 2015, respectively, were pledged to secure public funds, securities sold under agreements to repurchase, and for other purposes as required or permitted by law.
The amortized cost and fair value of debt securities classified as availabe-for-sale at December 31, 2016, by contractual maturity are shown below. Expected maturities may differ from contractual maturities because borrowers have the right to call or prepay obligations with or without prepayment penalties.
(in thousands)	Amortized cost	Fair value
Due in one year or less	$4,725	$4,726
Due after one year through five years	48,405	47,973
Due after five years through ten years	29,363	28,626
Due after ten years	6,626	6,530
Total	89,119	87,855
Mortgage-backed securities	128,516	126,657
Total available for sale securities	$217,635	$214,512

Gross unrealized losses on debt securities and the fair value of the related securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2016 and December 31, 2015 were as follows:
	Less than 12 months		12 months or more		Total	Total
(in thousands)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
At December 31, 2016
U.S. government and federal agency obligations	$13,365	$(303)	$0	$0	$13,365	$(303)
Government sponsored enterprises	29,432	(329)	0	0	29,432	(329)
Obligations of states and political subdivisions	32,318	(757)	0	0	32,318	(757)
Mortgage-backed securities:
Residential - government agencies	109,772	(1,848)	3,742	(147)	113,514	(1,995)
Total	$184,887	$(3,237)	$3,742	$(147)	$188,629	$(3,384)
(in thousands)
At December 31, 2015
Government sponsored enterprises	$43,539	$(222)	$1,002	$(13)	$44,541	$(235)
Obligations of states and political subdivisions	2,571	(6)	718	(5)	3,289	(11)
Mortgage-backed securities:
Residential - government agencies	56,095	(620)	43,576	(1,148)	99,671	(1,768)
Total	$102,205	$(848)	$45,296	$(1,166)	$147,501	$(2,014)

The total available for sale portfolio consisted of approximately 298 securities at December 31, 2016. The portfolio included 209 securities having an aggregate fair value of  $188.6 million that were in a loss position at December 31, 2016. Securities identified as temporarily impaired which had been in a loss position for 12 months or longer had a fair value of  $3.7 million at December 31, 2016. The $3.4 million aggregate unrealized loss included in accumulated other comprehensive income at December 31, 2016 was caused by interest rate fluctuations.
The total available for sale portfolio consisted of approximately 316 securities at December 31, 2015. The portfolio included 111 securities having an aggregate fair value of  $147.5 million that were in a loss position at December 31, 2015. Securities identified as temporarily impaired which had been in a loss position for 12 months or longer had a fair value of  $45.3 million at December 31, 2015. The $2.0 million aggregate unrealized loss included in accumulated other comprehensive income at December 31, 2015 was caused by interest rate fluctuations.
Because the decline in fair value is attributable to changes in interest rates and not credit quality, these investments were not considered other-than-temporarily impaired at December 31, 2016 and 2015, respectively. In the absence of changes in credit quality of these investments, the fair value is expected to recover on all debt securities as they approach their maturity date, or re-pricing date or if market yields for such investments decline. In addition, the Company does not have the intent to sell these investments over the period of recovery, and it is not more likely than not that the Company will be required to sell such investment securities.
The table presents the components of investment securities gains and losses, which have been recognized in earnings:
(in thousands)	2016	2015	2014
Gains realized on sales	$623	$8	$86
Losses realized on sales	(21)	0	(66)
Other-than-temporary impairment recognized	0	0	0
Investment securities gains	$602	$8	$20